Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of significant accounting policies
Summary of new standards and amendments issued by the IASB

New Standards and Amendments issued by the IASB and applicable to the Group from January 1, 2026

New IFRS Standards and Amendments to existing standards	Effective date
IFRS 7 and IFRS 9 Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)	January 1, 2026
IFRS 7 and IFRS 9 Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7)	January 1, 2026
Annual Improvements to IFRS Accounting Standards – Volume 11	January 1, 2026

New standards, amendments and interpretations not yet effective

New IFRS Standards and Amendments to existing standards	Effective date
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures (Amendments to IFRS 19)	January 1, 2027
IAS 21 Translation to a Hyperinflationary Presentation Currency (Amendments to IAS 21)	January 1, 2027